Investments	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Investments

8.	Investments

Total investments at December 31, 2011 and 2010 were as follows:

	2011			2010
(Millions)	Current	Long-term	Total	Current	Long-term	Total
Debt and equity securities available for sale	$2,168.1	$15,222.7	$17,390.8	$2,111.9	$14,849.7	$16,961.6
Mortgage loans	41.7	1,606.8	1,648.5	55.2	1,454.6	1,509.8
Other investments	2.0	1,253.7	1,255.7	2.6	1,242.0	1,244.6
Total investments	$2,211.8	$18,083.2	$20,295.0	$2,169.7	$17,546.3	$19,716.0

Debt and Equity Securities
Debt and equity securities available for sale at December 31, 2011 and 2010 were as follows:

(Millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses		Fair Value
December 31, 2011
Debt securities:
U.S. government securities	$1,394.7	$165.0	$(.4)		$1,559.3
States, municipalities and political subdivisions	2,654.9	208.5	(3.3)		2,860.1
U.S. corporate securities	6,484.0	718.2	(28.1)		7,174.1
Foreign securities	2,614.9	278.2	(38.0)		2,855.1
Residential mortgage-backed securities	849.8	51.1	(.1)		900.8
Commercial mortgage-backed securities	1,295.3	98.3	(5.8)	(1)	1,387.8
Other asset-backed securities	437.0	20.6	(3.8)	(1)	453.8
Redeemable preferred securities	164.2	12.6	(14.5)		162.3
Total debt securities	15,894.8	1,552.5	(94.0)		17,353.3
Equity securities	40.3	5.0	(7.8)		37.5
Total debt and equity securities (2)	$15,935.1	$1,557.5	$(101.8)		$17,390.8
December 31, 2010
Debt securities:
U.S. government securities	$1,293.5	$80.8	$(.6)		$1,373.7
States, municipalities and political subdivisions	2,288.8	54.4	(46.9)		2,296.3
U.S. corporate securities	6,731.5	553.0	(21.9)		7,262.6
Foreign securities	2,667.4	231.1	(21.2)		2,877.3
Residential mortgage-backed securities	1,089.2	53.6	(2.8)		1,140.0
Commercial mortgage-backed securities	1,226.4	99.5	(13.7)	(1)	1,312.2
Other asset-backed securities	447.6	21.1	(4.8)	(1)	463.9
Redeemable preferred securities	196.7	12.3	(12.7)		196.3
Total debt securities	15,941.1	1,105.8	(124.6)		16,922.3
Equity securities	35.3	5.6	(1.6)		39.3
Total debt and equity securities (2)	$15,976.4	$1,111.4	$(126.2)		$16,961.6

(1)
At December 31, 2011 and 2010, we held securities for which we recognized $10.7 million and $38.3 million, respectively, of non-credit-related impairments in other comprehensive income in the past. These securities had a net unrealized capital gain at December 31, 2011 and 2010 of $7.4 million and $3.9 million, respectively.

(2)
Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 20 beginning on page 110 for additional information on our accounting for discontinued products).  At December 31, 2011, debt and equity securities with a fair value of $4.0 billion, gross unrealized capital gains of $505.6 million and gross unrealized capital losses of $48.2 million and, at December 31, 2010, debt and equity securities with a fair value of $4.1 billion, gross unrealized capital gains of $339.5 million and gross unrealized capital losses of $38.1 million were included in total debt and equity securities, but support our experience-rated and discontinued products.  Changes in net unrealized capital gains (losses) on these securities are not reflected in accumulated other comprehensive income.

The fair value of debt securities at December 31, 2011 is shown below by contractual maturity.  Actual maturities may differ from contractual maturities because securities may be restructured, called or prepaid.

(Millions)	Fair Value
Due to mature:
Less than one year	$924.3
One year through five years	3,041.0
After five years through ten years	5,341.3
Greater than ten years	5,304.3
Residential mortgage-backed securities	900.8
Commercial mortgage-backed securities	1,387.8
Other asset-backed securities	453.8
Total	$17,353.3

Mortgage-Backed and Other Asset-Backed Securities
All of our residential mortgage-backed securities at December 31, 2011 were issued by the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation and carry agency guarantees and explicit or implicit guarantees by the U.S. Government.  At December 31, 2011, our residential mortgage-backed securities had an average quality rating of AAA and a weighted average duration of 1.6 years.

Our commercial mortgage-backed securities have underlying loans that are dispersed throughout the U.S. Significant market observable inputs used to value these securities include probability of default and loss severity.  At December 31, 2011, these securities had an average quality rating of AA+ and a weighted average duration of 3.6 years.

Our other asset-backed securities have a variety of underlying collateral (e.g., automobile loans, credit card receivables and home equity loans).  Significant market observable inputs used to value these securities include the unemployment rate, loss severity and probability of default.  At December 31, 2011, these securities had an average quality rating of AA and a weighted average duration of 3.2 years.

Unrealized Capital Losses and Net Realized Capital Gains (Losses)
When a debt or equity security is in an unrealized capital loss position, we monitor the duration and severity of the loss to determine if sufficient market recovery can occur within a reasonable period of time. As described in Note 2 beginning on page 66, effective April 1, 2009, we recognize an OTTI on debt securities when we intend to sell a security that is in an unrealized capital loss position or if we determine a credit-related loss has occurred. Prior to April 1, 2009, we recognized an OTTI on a security in an unrealized capital loss position if we could not assert our intention and ability to hold the security until it recovered its value.

Summarized below are the debt and equity securities we held at December 31, 2011 and 2010 that were in an unrealized capital loss position, aggregated by the length of time the investments have been in that position:

	Less than 12 months		Greater than 12 months		Total (1)
(Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2011
Debt securities:
U.S. government securities	$14.0	$—	$15.1	$.4	$29.1	$.4
States, municipalities and political subdivisions	23.8	.4	68.6	2.9	92.4	3.3
U.S. corporate securities	625.5	25.7	62.4	2.4	687.9	28.1
Foreign securities	498.8	25.4	55.3	12.6	554.1	38.0
Residential mortgage-backed securities	.9	—	2.9	.1	3.8	.1
Commercial mortgage-backed securities	102.7	2.8	42.8	3.0	145.5	5.8
Other asset-backed securities	27.8	.1	3.9	3.7	31.7	3.8
Redeemable preferred securities	17.6	.9	34.5	13.6	52.1	14.5
Total debt securities	1,311.1	55.3	285.5	38.7	1,596.6	94.0
Equity securities	6.2	2.4	20.8	5.4	27.0	7.8
Total debt and equity securities (1)	$1,317.3	$57.7	$306.3	$44.1	$1,623.6	$101.8
December 31, 2010
Debt securities:
U.S. government securities	$8.4	$.2	$19.8	$.4	$28.2	$.6
States, municipalities and political subdivisions	964.9	37.6	82.7	9.3	1,047.6	46.9
U.S. corporate securities	665.8	17.0	210.2	4.9	876.0	21.9
Foreign securities	375.9	14.6	34.6	6.6	410.5	21.2
Residential mortgage-backed securities	103.7	2.6	6.6	.2	110.3	2.8
Commercial mortgage-backed securities	103.7	2.4	78.5	11.3	182.2	13.7
Other asset-backed securities	85.9	2.0	4.9	2.8	90.8	4.8
Redeemable preferred securities	4.5	—	94.3	12.7	98.8	12.7
Total debt securities	2,312.8	76.4	531.6	48.2	2,844.4	124.6
Equity securities	.5	—	9.5	1.6	10.0	1.6
Total debt and equity securities (1)	$2,313.3	$76.4	$541.1	$49.8	$2,854.4	$126.2

(1)
At December 31, 2011 and 2010, debt and equity securities in an unrealized capital loss position of $48.2 million and $38.1 million, respectively, and with related fair value of $446.1 million and $650.5 million, respectively, related to experience-rated and discontinued products.

We reviewed the securities in the tables above and concluded that these are performing assets generating investment income to support the needs of our business.  In performing this review, we considered factors such as the quality of the investment security based on research performed by our internal credit analysts and external rating agencies and the prospects of realizing the carrying value of the security based on the investment’s current prospects for recovery.  At December 31, 2011, we did not have the intention to sell the debt securities that were in an unrealized capital loss position.

The maturity dates for debt securities in an unrealized capital loss position at December 31, 2011 were as follows:

	Supporting discontinued and experience-rated products		Supporting remaining products		Total
(Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Due to mature:
Less than one year	$—	$—	$66.8	$1.4	$66.8	$1.4
One year through five years	49.2	1.8	298.3	9.0	347.5	10.8
After five years through ten years	155.8	7.5	400.1	15.9	555.9	23.4
Greater than ten years	187.7	30.3	257.7	18.4	445.4	48.7
Residential mortgage-backed securities	—	—	3.8	.1	3.8	.1
Commercial mortgage-backed securities	26.3	.9	119.2	4.9	145.5	5.8
Other asset-backed securities	.6	—	31.1	3.8	31.7	3.8
Total	$419.6	$40.5	$1,177.0	$53.5	$1,596.6	$94.0

Net realized capital gains for the three years ended December 31, 2011, 2010 and 2009, excluding amounts related to experience-rated contract holders and discontinued products, were as follows:

(Millions)	2011	2010	2009
OTTI losses on debt securities	$(10.2)	$(46.7)	$(122.1)
Portion of OTTI losses on debt securities recognized in other comprehensive income	—	14.4	27.6
Net OTTI losses on debt securities recognized in earnings	(10.2)	(32.3)	(94.5)
Net realized capital gains, excluding OTTI losses on debt securities	178.1	259.8	149.5
Net realized capital gains	$167.9	$227.5	$55.0

The net realized capital gains in 2011, 2010 and 2009 were primarily attributable to the sale of debt securities. In 2011 and 2010, these gains were partially offset by losses on derivative transactions while in 2009, these gains were also attributable to gains on derivative transactions. The net realized capital gains in each year were also partially offset by the OTTI losses on debt securities shown in the table above.

Yield-related impairments are recognized in other comprehensive income unless we have the intention to sell the security in an unrealized loss position, in which case the yield-related OTTI is recognized in earnings. Yield-related OTTI losses were not significant in 2011 or 2010. In 2009, yield-related OTTI losses were $76 million, primarily related to U.S. Treasury and corporate securities that were temporarily in a loss position due to changes in interest rates and the widening of credit spreads on corporate securities relative to the interest rates on U.S. Treasury securities in the first half of 2009. Because we did not assert our intention to hold these securities, under applicable accounting guidance, as further discussed in Note 2 beginning on page 66, we recorded a yield-related OTTI loss. We had no other individually material realized capital losses on debt or equity securities that impacted our operating results during 2011, 2010 or 2009.

Excluding amounts related to experience-rated and discontinued products, proceeds from the sale of debt securities and the related gross realized capital gains and losses for 2011, 2010 and 2009 were as follows:

(Millions)	2011	2010	2009
Proceeds on sales	$6,278.3	$7,663.4	$5,506.5
Gross realized capital gains	265.3	364.8	205.0
Gross realized capital losses	38.5	43.2	71.6

Mortgage Loans
Our mortgage loans are collateralized by commercial real estate.  During 2011 and 2010 we had the following activity in our mortgage loan portfolio:

(Millions)	2011	2010
New mortgage loans	$260.4	$103.3
Mortgage loans fully-repaid	70.4	129.3
Mortgage loans foreclosed	—	20.0

At December 31, 2011 and 2010, we had no material problem, restructured or potential problem mortgage loans. We also had no material impairment reserves on these loans at December 31, 2011 or 2010.

We assess our mortgage loans on a regular basis for credit impairments, and annually we assign a credit quality indicator to each loan.  Our credit quality indicator is internally developed and categorizes our portfolio on a scale from 1 to 7.  Category 1 represents loans of superior quality, and Categories 6 and 7 represent loans where collections are at risk.  Most of our mortgage loans fall into the Level 2 to 4 ratings.  These ratings represent loans where credit risk is minimal to acceptable; however, these loans may display some susceptibility to economic changes.  Category 5 represents loans where credit risk is not substantial but these loans warrant management’s close attention.  These indicators are based upon several factors, including current loan to value ratios, property condition, market trends, borrower quality and deal structure.  Based upon our most recent assessment at December 31, 2011, our mortgage loans were given the following credit quality indicators:

(In Millions, except credit ratings indicator)
1	$95.6
2 to 4	1,426.1
5	97.1
6 and 7	29.7
Total	$1,648.5

At December 31, 2011 scheduled mortgage loan principal repayments were as follows:

(Millions)
2012	$41.7
2013	269.5
2014	102.8
2015	148.8
2016	248.2
Thereafter	844.0

Variable Interest Entities
In determining whether to consolidate a variable interest entity ("VIE"), we consider several factors including whether we have the power to direct activities, the obligation to absorb losses and the right to receive benefits that could potentially be significant to the VIE.  We have relationships with certain real estate and hedge fund partnerships that are considered VIEs, but are not consolidated.  We record the amount of our investment in these partnerships as long-term investments on our balance sheets and recognize our share of partnership income or losses in earnings.  Our maximum exposure to loss as a result of our investment in these partnerships is our investment balance at December 31, 2011 and 2010 of approximately $175 million and $153 million, respectively, and the risk of recapture of tax credits related to the real estate partnerships previously recognized, which we do not consider significant.  We do not have a future obligation to fund losses or debts on behalf of these investments; however, we may voluntarily contribute funds.  The real estate partnerships construct, own and manage low-income housing developments and had total assets of approximately $5.1 billion at both December 31, 2011 and 2010.  The hedge fund partnerships had total assets of approximately $5.9 billion and $6.1 billion at December 31, 2011 and 2010, respectively.

Non-controlling (Minority) Interests
At December 31, 2011 and 2010, approximately $71 million and $74 million, respectively, of our investment holdings were partially owned by third parties.  The non-controlling entities’ share of these investments was included in accrued expenses and other current liabilities.  Net income attributable to these interests was $2 million for 2011 and $4 million for both 2010 and 2009. These non-controlling interests did not have a material impact on our financial position or operating results.

Net Investment Income
Sources of net investment income for 2011, 2010 and 2009 were as follows:

(Millions)	2011	2010	2009
Debt securities	$829.2	$911.8	$907.8
Mortgage loans	102.8	118.7	118.6
Other investments	29.8	56.5	38.6
Gross investment income	961.8	1,087.0	1,065.0
Less: investment expenses	(31.0)	(30.7)	(28.6)
Net investment income (1)	$930.8	$1,056.3	$1,036.4

(1)
Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 20 beginning on page 110 for additional information on our accounting for discontinued products).  Net investment income includes $317.5 million, $344.9 million and $347.8 million for December 31, 2011, 2010 and 2009, respectively, related to investments supporting our experience-rated and discontinued products.